Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net (loss) income	$ (195,625)	$ 13,514	$ 46,266	$ 1,353
Other comprehensive (loss) income, before tax
Foreign currency translation adjustments	12,855	(6,136)	(6,232)	(5,683)
Pension and postretirement plans	3,534	30,716	(16,653)	(22,691)
Unrealized gain (loss) on available for sale securities	65	223	290	(153)
Derivative financial instruments revaluation	163	(384)	3,047	3,485
Total other comprehensive (loss) income, before tax	16,617	24,419	(19,548)	(25,042)
Income tax (expense) benefit on comprehensive (loss) income	(1,838)	(10,082)	4,247	6,085
Other comprehensive income (loss), net of tax	14,779	14,337	(15,301)	(18,957)
Comprehensive loss (income) attributable to the non-controlling interests	1,403	(292)	(299)	(366)
Comprehensive (loss) income attributable to Common Shareholders	$ (179,443)	$ 27,559	$ 30,666	$ (17,970)